Financial assets - Disclosure of reconciliation of changes in loss allowance (Details) - Financial assets at amortised cost - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment losses charged to income for the period	€ 6,843	€ 5,255
Impairment losses charged to income	11,225	9,720
Impairment losses reversed with a credit to income	(4,382)	(4,465)
Perimeter change	(37)	0
Write-off of impaired balances against recorded impairment allowance	(6,831)	(5,682)
Exchange differences and other	492	937
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at beginning of year	22,888	23,164
Impairment allowance at end of year	23,355	23,674
Impaired assets | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at end of year	14,271	13,707
Other assets | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at end of year	9,084	9,967
Individually calculated | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at end of year	2,858	2,719
Collectively calculated | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at end of year	€ 20,497	€ 20,955